Revenues	9 Months Ended
Sep. 30, 2025
Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Revenues

Note 4. Revenues

The following table presents the Company’s disaggregated revenues:

	For the nine months ended September 30,
	2025	2024
Lease revenue	$14,848	$5,755
Blockchain award revenue	4,454	-
Total revenue	$19,302	$5,755